Business Segment Data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Data by Business Segment

The following table sets forth certain data by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues:
Hospital division	$2,465,560	$2,543,829	$2,227,048
Nursing center division	1,070,828	1,071,512	1,085,268
Rehabilitation division:
Skilled nursing rehabilitation services	997,007	1,007,335	766,973
Hospital rehabilitation services	286,613	293,580	200,824
	1,283,620	1,300,915	967,797
Care management division	224,927	143,340	60,736
	5,044,935	5,059,596	4,340,849
Eliminations:
Skilled nursing rehabilitation services	(113,625)	(106,020)	(104,984)
Hospital rehabilitation services	(91,475)	(94,056)	(74,091)
Nursing centers	(4,250)	(3,378)	(1,666)
	(209,350)	(203,454)	(180,741)
	$4,835,585	$4,856,142	$4,160,108
Loss from continuing operations:
Operating income (loss):
Hospital division	$516,130	$555,333	$452,978
Nursing center division	132,253	136,923	150,028
Rehabilitation division:
Skilled nursing rehabilitation services	41,913	72,293	54,678
Hospital rehabilitation services	73,925	69,745	43,731
	115,838	142,038	98,409
Care management division	9,963	13,708	3,103
Corporate:
Overhead	(176,495)	(179,063)	(174,800)
Insurance subsidiary	(1,914)	(2,127)	(2,306)
	(178,409)	(181,190)	(177,106)
Impairment charges	(77,193)	(108,953)	(73,554)
Transaction costs	(2,112)	(2,231)	(50,706)
Operating income	516,470	555,628	403,152
Rent	(311,526)	(303,564)	(276,540)
Depreciation and amortization	(154,206)	(160,066)	(126,905)
Interest, net	(103,963)	(106,839)	(79,854)
Loss before income taxes	(53,225)	(14,841)	(80,147)
Provision (benefit) for income taxes	(11,319)	30,642	(13,604)
	$(41,906)	$(45,483)	$(66,543)
Rent:
Hospital division	$202,187	$200,380	$175,754
Nursing center division	97,122	92,033	89,308
Rehabilitation division:
Skilled nursing rehabilitation services	4,726	5,442	6,384
Hospital rehabilitation services	106	140	228
	4,832	5,582	6,612
Care management division	5,101	3,140	1,366
Corporate	2,284	2,429	3,500
	$311,526	$303,564	$276,540
Depreciation and amortization:
Hospital division	$70,566	$76,849	$61,714
Nursing center division	27,494	27,366	24,480
Rehabilitation division:
Skilled nursing rehabilitation services	11,010	11,168	7,258
Hospital rehabilitation services	9,429	9,309	5,637
	20,439	20,477	12,895
Care management division	6,608	4,442	1,449
Corporate	29,099	30,932	26,367
	$154,206	$160,066	$126,905

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

	Year ended December 31,
	2013	2012	2011
Capital expenditures, excluding acquisitions (including discontinued operations):
Hospital division:
Routine	$28,571	$38,272	$46,393
Development	11,817	42,265	67,321
	40,388	80,537	113,714
Nursing center division:
Routine	23,023	20,764	34,304
Development	7	8,057	19,167
	23,030	28,821	53,471
Rehabilitation division:
Skilled nursing rehabilitation services:
Routine	2,608	2,274	1,700
Development	–	–	–
	2,608	2,274	1,700
Hospital rehabilitation services:
Routine	273	348	238
Development	–	–	–
	273	348	238
Care management division:
Routine	1,523	1,616	164
Development	–	–	1,167
	1,523	1,616	1,331
Corporate:
Routine:
Information systems	40,756	50,341	47,718
Other	4,154	1,560	2,386
	$112,732	$165,497	$220,558

	December 31, 2013	December 31, 2012
Assets at end of period:
Hospital division	$1,776,728	$2,129,303
Nursing center division	552,336	626,016
Rehabilitation division:
Skilled nursing rehabilitation services	339,103	336,445
Hospital rehabilitation services	348,968	340,668
	688,071	677,113
Care management division	244,123	202,156
Corporate	684,611	603,358
	$3,945,869	$4,237,946
Goodwill:
Hospital division	$679,480	$747,065
Rehabilitation division:
Skilled nursing rehabilitation services	–	–
Hospital rehabilitation services	173,334	168,019
	173,334	168,019
Care management division	139,288	126,182
	$992,102	$1,041,266